Consolidated statement of cash flows - additional details - Cash flows arising from acquisitions of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Net assets recognized as a result of business combinations	$ (418)	$ (286)	$ (124)
Payables contingent consideration	135	102	54
Other payments	0	(55)
Cash flows	$ (283)	$ (239)	$ (70)